DYNAMIC NORTH AMERICAN VALUE FUND
                        (CLASS I TICKER: DWNVX; CLASS II)
                         A SERIES OF DUNDEEWEALTH FUNDS
                       (FORMERLY BHR INSTITUTIONAL FUNDS)

SUMMARY PROSPECTUS

January 31, 2010

Before you invest, you may want to review the Fund's prospectus ("Prospectus"), which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.dundeewealthus.com/en/Fund-Investors/Legal-Documents.asp. You can also get this information at no cost by calling 1-888-572-0968 or by sending an e-mail request to inquiries@dundeewealthus.com. The Fund's Prospectus, dated January 31, 2010, and the Fund's Statement of Additional Information ("SAI"), dated January 31, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective: The investment objective of the Dynamic North American Value Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

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                                                      Dynamic North American Value      Dynamic North American Value
                                                         Fund - Class I Shares             Fund - Class II Shares
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Shareholder Fees (fees paid directly from your
investment)
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Redemption Fee (charged on any redemption or                     2.00%                              2.00%
exchange within 90 days of purchase)
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Annual Fund Operating Expenses (expenses that you
pay each year as a percentage of the value of
your investment)
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Management Fees                                                  0.85%                              0.85%
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Other Expenses(1)                                                2.33%                              2.58%
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         Shareholder Servicing Fee                               0.00%                              0.25%
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Total Annual Fund Operating Expenses                             3.18%                              3.43%
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Fee Waivers and Reimbursements(2)                               (2.13)%                            (2.13)%
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Total Annual Fund Operating Expenses After Fee
Waiver                                                           1.05%                              1.30%
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(1)   "Other Expenses" are estimated for the current fiscal year.

(2) The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Class I Shares and 1.30% for Class II Shares until March 13, 2012. If, during this period, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation.

Example: This example is intended to help you compare the cost of investing in the Dynamic North American Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dynamic North American Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Dynamic North American Value Fund would be:

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                                                  1 Year              3 Years
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Class I Shares                                     $107                 $334
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Class II Shares                                    $132                 $412
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Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies located in the U.S. and Canada. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value. The Fund employs a deep-value, contrarian approach. Using a rigorous stock selection process, the Fund seeks to identify companies with solid business fundamentals, which are mispriced by the general marketplace. Companies that the Sub-Adviser believes are trading at below intrinsic value and offering substantial reward potential against an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio. The investment strategy employed by the Sub-Adviser seeks to provide appropriate downside protection while positioning investors to gain from significant long-term capital appreciation.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

      o     analyze financial data and other information sources;

      o     assess the quality of management; and

      o     conduct company interviews, where possible.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the Standard & Poor's/Toronto Stock Exchange Composite Index Total Return (S&P/TSX Composite Index TR), formerly called the TSE 300. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Investment Adviser: DundeeWealth US, LP, 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312.

Investment Sub-Adviser: Goodman & Company NY, Ltd.

Portfolio Manager:

David Taylor
Vice President and Portfolio Manager
Goodman & Company NY, Ltd.
Length of Service: Since Inception

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments.

You may purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day).

Purchase and Redemption by Mail:
Regular Mail Address:                                 Express Mail Address:
DundeeWealth Funds                                    DundeeWealth Funds
C/O PNC Global Investment                             C/O PNC Global Investment
   Servicing (U.S.) Inc.                                 Servicing (U.S.) Inc.
P.O. Box 9679                                         101 Sabin Street
Providence, RI 02940-9679                             Pawtucket, RI 02860-1427

Purchase by Wire: To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account, wire your money using the instructions set forth below (be sure to include the Fund name and your account number):

Wiring Instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: DundeeWealth Funds
REF: Dynamic North American Value Fund
FBO: [Shareholder Name and Account Number]

Redemption Fee: Effective with shares purchased on or after January 28, 2010, the Fund charges a redemption fee for any redemption or exchange within 90 days of purchase of shares of the Fund.

Dividends, Capital Gains, and Taxes: The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.